DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Schedule of cumulative effect of adoption of revenue standard
The cumulative effect of initially applying the new revenue standard to all open contracts as of January 1, 2019 is as follows:

	January 1, 2019
	Beginning Balance	Impact of Adoption	Beginning balance, as adjusted
Assets
EIP receivables, net	$22,165	$256	$22,421
Prepaid expenses and other current assets	12,609	7,661	20,270
Deferred income taxes	10,746	(1,431)	9,315
Other assets	23,648	620	24,268
Liabilities and Shareholders’ Deficit
Customer deposits and unearned revenue	$16,995	$1,971	$18,966
Other current liabilities and accrued expenses	143,435	750	144,185
Total shareholders’ deficit	(33,616)	4,385	(29,231)

Additionally, financial statement results as reported under the new revenue standard as c
o
mpared to the previous revenue standard for the year ended December 31, 2019 are as follows. Adoption of the new revenue standard had no impact on cash from or used in operating, financing or investing activities
i
n our Consolidated Statements of Cash Flows.

	Year Ended December 31, 2019
	Previous Revenue Standard	Impact of Adoption	New Revenue Standard
Revenues
Wireless service revenues	$461,734	$(4,542)	$457,192
Wireline service revenues	69,481	(164)	69,317
Equipment sales	153,256	4,250	157,506
Non-subscriber ILD and other revenues	10,389	(477)	9,912

Total revenues	694,860	(933)	693,927

Operating expenses
Cost of equipment sales	164,508	35	164,543
Sales and marketing	95,744	(12,602)	83,142
Other operating expenses	417,584	—	417,584

Total operating expenses	677,836	(12,567)	665,269

Operating income	17,024	11,634	28,658

Other expenses, net	(45,432)	—	(45,432)
Income tax benefit	44,120	(3,324)	40,796

Net income	15,712	8,310	24,022
Less: Net income attributable to noncontrolling interests	(17,002)	(4,142)	(21,144)

Net (loss) income attributable to Trilogy International Partners Inc.	$(1,290)	$4,168	$2,878

Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic	$(0.02)	$0.07	$0.05
Diluted	$(0.02)	$0.07	$0.05

	As of December 31, 2019
	Previous Revenue Standard	Impact of Adoption	New Revenue Standard
Assets
EIP receivables, net	$29,128	$2,622	$31,750
Prepaid expenses and other current assets	13,219	12,350	25,569
Deferred income taxes	78,032	(4,816)	73,216
Other assets	25,054	6,492	31,546
Liabilities and Shareholders’ Deficit
Customer deposits and unearned revenue	$17,262	$2,975	$20,237
Other current liabilities and accrued expenses	122,753	859	123,612
Total shareholders’ deficit	(20,606)	12,814	(7,792)